Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

Note 2 – Acquisitions

As part of the Company’s growth-through-acquisition strategy, in July 2011, the Company entered into a definitive agreement with American Water to purchase all of the stock of the subsidiary that holds American Water’s regulated water and wastewater operations in Ohio.  American Water’s Ohio operations served approximately 59,000 customers.  On May 1, 2012, the Company completed its acquisition of American Water’s water and wastewater operations in Ohio.  The total purchase price at closing consisted of $102,154 in cash plus certain assumed liabilities, including debt of $14,281,  as adjusted pursuant to the purchase agreement based on book value at closing.  The transaction has been accounted for as a business combination.  In the fourth quarter of 2012, the Company reduced the amount of goodwill recognized from the acquisition by $10,575 primarily as a result of a tax election allowing the acquisition to be treated as an asset purchase.  The Company has included the results of its acquisition in Ohio in our consolidated financial statements as part of our Regulated segment since the date of acquisition.  The operating revenue and earnings included in the consolidated financial statements of the Company during the period owned by the Company was $27,981 and $3,265, respectively.  The pro forma impact of the Company’s Ohio acquisition was not material to our results of operations for the years ended December 31, 2012, 2011, and 2010, respectively, and to our financial condition as of December 31, 2012 and 2011, respectively.  The preliminary purchase price allocation is as follows:

May 1,
2012
Property, plant and equipment, net	$119,595
Current assets	6,852
Other long-term assets	7,525
Goodwill	1,679
Total assets acquired	135,651

Current liabilities	3,409
Long-term debt, excluding current portion	14,233
Other long-term liabilities	15,855
Total liabilities assumed	33,497

Net assets acquired	$102,154

In addition to the Company’s acquisition in Ohio, during 2012, the Company completed 16 acquisitions of water and wastewater utility systems in various states.  The total purchase price consisted of $19,094 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $1,527.  The pro forma effect of the businesses acquired is not material to the Company’s results of operations.

In June 2011, the Company completed its acquisition of approximately fifty-one water and five wastewater systems in Texas serving approximately 5,300 customers.  The total purchase price consisted of $6,245 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $3,245 in 2012 and $1,826 in 2011.  The pro forma effect of the businesses acquired is not material to the Company’s results of operations.

In addition to the Company’s acquisition in Texas, during 2011, the Company completed eight acquisitions of water and wastewater utility systems in various states.  The total purchase price consisted of $2,270 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $644 in 2012 and $226 in 2011.  The pro forma effect of the businesses acquired in 2011 is not material to the Company’s results of operations.

During 2010, the Company completed 23 acquisitions or other growth ventures in various states.  The total purchase price consisted of $8,625 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $2,998 in 2012, $2,709 in 2011 and $778 in 2010.  The pro forma effect of the businesses acquired in 2010 is not material to the Company’s results of operations.